Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Current Assets
Cash and cash equivalents	$ 26,626	$ 13,192	$ 45,255
Accounts receivable, less allowance for credit losses; $5,733 and $5,449, at April 2, 2022 and January 1, 2022, respectively	118,758	107,372	75,135
Costs and estimated earnings in excess of billing on uncompleted contracts	30,286	23,121	11,399
Inventory, net	64,226	56,596	25,282
Prepaid expenses	12,255	9,843	5,950
Other current assets	2,922	4,057	5,192
Total current assets	255,073	214,181	168,213
Right-of-use assets, net	41,518	0
Property and equipment, net	42,584	41,607	30,971
Tradename and trademarks	107,826	107,980	85,598
Goodwill	369,279	369,286	259,423
Deferred tax asset, net	59,998	58,915	0
Other assets	1,855	1,973	2,415
Total assets	1,198,708	1,122,002	873,480
Current Liabilities
Accounts payable	65,336	54,961	29,889
Billing in excess of costs and estimated earnings on uncompleted contracts	28,053	23,207	21,525
Current maturities of long-term debt	8,215	8,067	6,523
Other accrued liabilities	65,867	54,111	37,165
Total current liabilities	167,471	140,346	95,102
Line of credit	0	6,369	0
Long-term debt, net	703,022	703,718	617,604
Deferred tax liability, net	1,804	749	15,269
Other long-term liabilities	39,260	2,533	4,631
Total liabilities	911,557	853,715	732,606
Commitments and Contingencies (Notes 8 and 21)
STOCKHOLDERS' EQUITY
Common Stock, 825,000,000 shares authorized, $.0001 par value, 146,561,717 and 146,561,717 shares issued and outstanding at April 2, 2022 and January 1, 2022, respectively	15	15	7
Additional paid in capital	278,399	277,799	189,299
Accumulated other comprehensive loss	(1,465)	(949)	(227)
Accumulated deficit	10,202	(8,578)	(48,205)
Total stockholders' equity	287,151	268,287	140,874
Total liabilities and stockholders' equity	1,198,708	1,122,002	873,480
Customer relationships
Current Assets
Finite-lived assets	305,080	312,199	309,472
Other intangibles
Current Assets
Finite-lived assets	$ 15,495	$ 15,861	$ 17,388